Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Charter Hire Receivable
Period ending	Amount
June 30, 2021	$213,252
June 30, 2022	176,340
June 30, 2023	120,289
June 30, 2024	81,088
Thereafter	21,945
Total minimum lease revenue, net of address commissions	$612,915